Note 11 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalents	$ 72,360	$ 130,180	$ 160,395
Accounts receivable (Note 4)	83	372
	$ 72,443	$ 130,552